Shareholder Report, Holdings (Details) - Tuttle Capital Bitcoin 0DTE Covered Call ETF	Dec. 31, 2025
US Treasury Bill 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.32%
iShares Bitcoin Trust Purchased Call Option 3/20/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
iShares Bitcoin Trust Written Put Option 3/20/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.82%)
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.32%
Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.82%)